Property, plant and equipment - Additional Information (Detail) a in Thousands, ₨ in Millions		12 Months Ended
	Feb. 25, 2010 a	Mar. 31, 2018 INR (₨) $ / bbl	Mar. 31, 2018 USD ($) $ / bbl	Mar. 31, 2017 INR (₨) $ / bbl	Mar. 31, 2017 USD ($) $ / bbl	Mar. 31, 2016 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Short term price of oil | $ / bbl		62	62	58	58
Long term price of oil | $ / bbl		65	65	70	70
Post-tax nominal discount rate		10.10%	10.10%	10.20%	10.20%
Percentage increase in price		2.50%	2.50%	2.50%	2.50%
Change in crude oil per barrel | $			$ 1
Change in discount rate		0.50%	0.50%
Change in recoverable value | $			$ 64,000,000		$ 53,000,000
Impairment charge		₨ (44,679)	(686,000,000)	₨ 1,162		₨ 339,549
Impairment charge/(reversal)		(44,679)	(686,000,000)	1,162		339,549
Property plant and equipment		888,596		877,127			$ 13,648,000,000
Mining reserve		0
Provision for restoration and rehabilitation to mines		0
Recoverable value of other assets and liabilities		7,415					114,000,000
Net deferred stripping cost addition		440	7,000,000	265
Property, plant and equipment are pledged as collateral		3,484		6,690			54,000,000
Depreciation charge		0	0	6
PR-OSN-2004/1 - Exploration [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge		1,103	17,000,000
Rajasthan [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment		94,381	1,450,000,000
Recoverable amount		163,687					2,514,000,000
Impairment charge						322,998
Impairment charge/(reversal)				(845)
West Africa [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge						14,900
Iron Ore Segment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge		48,599	746,000,000			16,054
Oil and gas segment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment		93,278	1,433,000,000
Impairment charge		(93,278)		(845)		322,998
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment		1,739,021		1,634,494		1,503,887	26,709,000,000	$ 25,104,000,000
Gross carrying amount [member] | Iron Ore Segment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment		56,037					861,000,000
Exploration and evaluation assets [member] | Rajasthan [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment		62,164	955,000,000	5,070
Impairment charge						248,144
Exploration and evaluation assets [member] | West Africa [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge						8,555
Exploration and evaluation assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment		61,062	938,000,000	5,070
Property and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge		43,841	673,000,000
Property and equipment [member] | West Africa [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge						344
Assets Under Construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge		601	9,000,000
Assets Under Construction [member] | Aluminum Segment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge		2,513	39,000,000
Other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge		4,157	64,000,000
Copper Mines of Tasmania (CMT) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge						497
Oil and Gas Properties[member] | Rajasthan [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment		32,216	$ 495,000,000
Impairment charge				4,225		74,854
Oil and Gas Properties[member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment		646,790		633,757		638,508
Oil and Gas Properties[member] | Exploration and evaluation assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment		61,061		5,070
Alumina Refinery Operations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge				2,007
Assets Under Construction [member] | West Africa [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge						6,001
Assets Under Construction [member] | Karnataka [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge						1,154
Assets Under Construction [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment		₨ 13,236		₨ 10,122		₨ 8,115	$ 203,000,000
Bharat aluminium company limited [member]
Disclosure of detailed information about property, plant and equipment [line items]
Area of land in possession | a	1,804,670